Share-Based Compensation - Schedule of RSAs Activity Under the 2020 Plan (Details) - RSU [Member] - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSAs Activity Under the 2020 Plan [Line Items]
Number of RSAs unvested, beginning balance	[1]	91,419	133,066	53,867
Weighted average grant date fair value unvested, beginning balance	[1]	$ 38.52	$ 40.34	$ 75.6
Number of RSAs, Granted	[1]			172,333
Weighted average grant date fair value, Granted	[1]			$ 31.06
Number of RSAs, vested	[1]		(25,572)	(60,534)
Weighted average grant date fair value, Vested	[1]		$ 31.31	$ 37.67
Number of RSAs, forfeited	[1]	(53,130)	(16,075)	(32,600)
Weighted average grant date fair value, Forfeited	[1]	$ 41.25	$ 65	$ 54.55
Number of RSAs unvested, ending balance	[1]	38,289	91,419	133,066
Weighted average grant date fair value unvested, ending balance	[1]	$ 34.73	$ 38.52	$ 40.34

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.